Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair value of financial instruments

We carry financial instruments including cash equivalents, accounts receivable, short-term borrowings, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies.

The valuation techniques required for fair value accounting are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

•
Level 1—Quoted prices for identical instruments in active markets.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•
Level 3—Significant inputs to the valuation model are unobservable.

The following table presents assets and liabilities measured and recorded at fair value on our Condensed Consolidated Balance Sheets on a recurring basis (in thousands). The fair value of cash equivalents approximates their cost. Derivative financial instruments related to foreign currency forward contracts are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, we use the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions. The fair value of our contingent consideration obligation to the Seller of NEK is revalued to its fair value each period and any recorded increase or decreases is recorded into selling, general and administrative expense. Any changes in the assumed timing and amount of the probability of payment scenarios could impact the fair value. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be due within two to six months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million. There was no change in the fair value of the contingent consideration between the date of the acquisition of NEK and December 31, 2012; therefore, no contingent consideration expense was recorded in the quarter. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition date and each subsequent period. Accordingly, changes in the assumptions described above can materially impact the amount of contingent consideration expense we record in any period.

	December 31, 2012
	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$128,080	$—	$—	$128,080
Current derivative assets	—	2,552	—	2,552
Noncurrent derivative assets	—	2,612	—	2,612

Total assets measured at fair value	$128,080	$5,164	$—	$133,244

Liabilities
Current derivative liabilities	$—	$5,564	$—	$5,564
Noncurrent derivative liabilities	—	4,304	—	4,304
Contingent consideration to Seller of NEK	—	—	11,684	11,684

Total liabilities measured at fair value	$—	$9,868	$11,684	$21,552

	September 30, 2012
	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713

Total assets measured at fair value	$171,300	$7,492	$—	$178,792

Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498

Total liabilities measured at fair value	$—	$13,337	$—	$13,337

Long-term debt is carried at amortized cost. The fair value of long-term debt is calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 valuation technique. At December 31, 2012, the fair value of our long-term debt was estimated to be approximately $8.1 million compared to a carrying value of $7.4 million. At September 30, 2012, the fair value of our long-term debt was estimated to be approximately $12.5 million compared to a carrying value of $11.5 million.

Note 5—Fair value of financial instruments

The valuation techniques required to determine fair value are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

•
Level 1—Quoted prices for identical instruments in active markets.
•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•
Level 3—Significant inputs to the valuation model are unobservable.

The fair value of cash equivalents and short term investments approximates their cost. The fair value of tax exempt bonds and U.S. government agency securities are generally determined using standard observable inputs, including reported trades, quoted market prices, broker/dealer quotes and issuer spreads. The maturity dates of tax exempt bonds are within the next year. Derivative financial instruments are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, the company uses the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

We carry financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. The fair value of long-term debt is calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 technique. The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1